UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed McConnell
Title:   Chief Compliance Officer
Phone:   770.514.1617

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         02-10-2010
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   $235,062 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class

Ishares Barclays Agg Bond	ETF	464287226	25335	245516	SH		Sole		31300		214216
Ishares Coh & Strs Realty 	ETF	464287564	14614	278261	SH		Sole		24342		253919
Ishares Diversified Alternativ	ETF	464294107	1434	28836	SH		Sole		28636		200
Ishares S&P U. S. Preferred St	ETF	464288687	424	11540	SH		Sole		11235		305
Ishares Tr Lehman Tips	  	ETF	464287176	2201	21181	SH		Sole		20516		665
PowerShares DB G10 Crncy	ETF	73935Y102	27158	1153694	SH		Sole		177415		976279
PowerShares Dynamic Dev. Int'l	ETF	73936T805	15525	973042	SH		Sole				973042
PowerShares Dynamic Market Por	ETF	73935X104	15411	405012	SH		Sole				405012
PowerShares FTSE RAFI Intl Em	ETF	73936T763	6690	290761	SH		Sole		41132		249629
PowerShares FTSE RAFI US 1000	ETF	73935X583	9856	207626	SH		Sole		31747		175879
PowerShares Preferred Port	ETF	73936T565	9203	679157	SH		Sole		30608		648549
PowerShares S&P 500 Buy Wr	ETF	73936G308	24776	1151850	SH		Sole		93397		1058453
Powershares DB Cmdty Indx 	ETF	73935S105	25792	1047608	SH		Sole		100207		947401
Powershares FTSE RAFI Dev Mkts	ETF	73936T789	1548	40888	SH		Sole		40618		270
Powershares FTSE RAFI Dev Mkts	ETF	73936T771	656	31183	SH		Sole		30978		205
Powershares FTSE RAFI US 1500 	ETF	73935X567	668	13183	SH		Sole		13093		90
Powershares Zachs Small Cap	ETF	73935X674	5140	290081	SH		Sole				290081
Proshares Credit Suisse 130/30	ETF	74347R248	2026	40407	SH		Sole		40107		300
SPDR Barclays Capital TIPS	ETF	78464A656	2245	43860	SH		Sole		42500		1360
SPDR DJ Int'l Real Estate	ETF	78463X863	554	15872	SH		Sole		15557		315
SPDR Lehman Intl Treas Bond	ETF	78464A516	16088	283086	SH		Sole		37599		245487
SPDR Lehman Municipal Bond	ETF	78464A458	563	24829	SH		Sole				24829
SPDR S&P 500			ETF	78462F103	1517	13614	SH		Sole		13519		95
Spdr Series TRUST		ETF	78464A425	555	23095	SH		Sole				23095
Vanguard Bond Index Fund	ETF	921937835	3368	42851	SH		Sole		41226		1625
WisdomTree DIEFA Int'l Fd	ETF	97717W703	12202	261359	SH		Sole		32271		229088
WisdomTree Emerging Fixed Curr	ETF	97717W133	1124	51095	SH		Sole		49745		1350
WisdomTree Emerging Mkt Equity	ETF	97717W315	876	17622	SH		Sole		17497		125
WisdomTree Int'l Real Estate	ETF	97717W331	5992	223817	SH		Sole		34597		189220
WisdomTree Int'l Sm Cap Div	ETF	97717W760	650	14515	SH		Sole		14415		100
WisdomTree SmallCap Earnings 	ETF	97717W562	662	15977	SH		Sole		15867		110
iShares DJ US Real Estate	ETF	464287739	209	4552	SH		Sole		4317		235